FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of other financial income (expenses)
	Year ended December 31,
	2021	2020	2019

Interest	$(1,329)	$(2,472)	$(2,546)
Re-measurement of derivatives	(322)	(73)	188
Foreign currency translation adjustments	10	764	(272)

	$(1,641)	$(1,781)	$(2,630)